Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0001829311
Registrant Name	Bitmine Immersion Technologies, Inc.
Registration File Number	333-288579
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES